Average Annual Total Returns - Invesco FTSE International Low Beta Equal Weight ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE Developed ex U.S. Low Beta Equal Weight Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) 1 Year	FTSE Developed ex U.S. Low Beta Equal Weight Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) 5 Years	FTSE Developed ex U.S. Low Beta Equal Weight Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI World ex USA Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World ex USA Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World ex USA Index (Net)(reflects reinvested dividends net of withholding taxes but, reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Nov. 05, 2015	5.29%	6.58%	6.15%	5.17%	6.16%	5.73%	3.53%	5.29%	4.95%	5.76%	7.17%	6.73%	7.59%	7.64%	6.84%